SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of share options
Outstanding as of beginning of year	580,185	2,278,089	5,878,270
Granted			207,890
Exercised	(70,271)	(1,611,489)	(3,649,754)
Terminated	(921)	(77,292)	(97,063)
Forfeited	(500)	(9,123)	(61,254)
Outstanding as of end of year	508,493	580,185	2,278,089
Options exercisable as of end of year	485,579	459,662	1,606,983
Weighted average exercise price
Outstanding as of beginning of year	$ 9.64	$ 9.92	$ 6.84
Granted			12.19
Exercised	10.19	9.27	4.82
Terminated	9.82	25.89	21.34
Forfeited	4.42	8.06	7.25
Outstanding as of end of year	9.58	9.64	9.92
Options exercisable as of end of year	$ 9.46	$ 8.51	$ 10.19